INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Valuation allowance	$ (10,749,088)	$ (6,327,783)
Domestic Tax Authority [Member]
Net operating loss carry forward	10,749,088	6,327,783
Valuation allowance	(10,749,088)	(6,327,783)
Net deferred tax asset	$ 0	$ 0